Exhibit 99.10

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Comments	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
300548469	322931	07/26/2017	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file is not signed or dated. No other lender approval in file. No lender approval with underwriting conditions provided. Unable to determine loan approval date and approving underwriter.	07/31/2017
Verified credit history - 786/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1998.; Verified reserves - Post closing reserves of $396,329.10, 81 months of PITI reserves. 9 months of PITI reserves required.
											7/28/2017 - Exception is cleared with the attached underwriter signed 1008. Document date is printed in the the lower right hand corner. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300548469	322969	07/26/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged
No Real Estate Commission stated on Final Closing Disclosure, Sellers Section.  Seller Closing Disclosure  disclosed no commissions. Closing Disclosure reflects buyer and seller realtors were parties to the transaction. No explanation provided for omission of real estate commissions.

Verified credit history - 786/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1998.; Verified reserves - Post closing reserves of $396,329.10, 81 months of PITI reserves. 9 months of PITI reserves required.

8/23/2017 - Exception is cured with re-disclosure, accompanying letter of explanation, and courier tracking receipt to evidence delivery to borrower was completed within 60 days of consummation (Stip 7/31). Attached singed letter from the settlement agent confirms real estate commissions paid, which matches to the re-disclosure (Stip 7/31) and seller CD (Stip 8/4). TRID 0196 Exception Cleared;

												Approved	B	B	B	B	B
300548469	322985	07/26/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,035,000 is supported. No post closing CDA provided.	07/31/2017
Verified credit history - 786/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1998.; Verified reserves - Post closing reserves of $396,329.10, 81 months of PITI reserves. 9 months of PITI reserves required.

7/31/2017  - Received 3rd Party Desk Review that reflects original appraisal value of $1,035,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300548469	322993	07/26/2017	Credit	Missing Title Evidence	TITL 0001	1	Closed	Missing Preliminary Title/Final Title Policy. No Title evidence provided in file.	08/07/2017
Verified credit history - 786/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1998.; Verified reserves - Post closing reserves of $396,329.10, 81 months of PITI reserves. 9 months of PITI reserves required.
											8/1/2017 - Exception is cleared with the attached Preliminary Title Report. TITL 0001 Exception Cleared;	Approved	A	A	A	A	A
300548469	323067	07/26/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed
Per final 1003 and 1008  lender qualified borrower with Other Income. Borrower has only been on job for 8 months of there is no prior history of this income. Shift  differential Income used to qualify does not meet Appendix Q requirements. DTI increased from 36% to 40.96%. DTI remains under 43% maximum DTI allowed.
									08/29/2017
Verified credit history - 786/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1998.; Verified reserves - Post closing reserves of $396,329.10, 81 months of PITI reserves. 9 months of PITI reserves required.

8/2/2017 - Received lender rebuttal with employment contract, evidence of merit increase, and paystubs. ** Exception is cleared. Employment contract confirms borrower is eligible for shift differential of 15%, which is supported by paystubs. Lender calculated shift differential based on documented merit increase. Per Appendix Q, Periods of overtime and bonus income less than two years may be acceptable, provided the creditor can justify and document in writing the reason for using the income for qualifying purposes. QMATR 0010 Exception Cleared;
												Approved	A	A	A	A	A
300548469	325039	08/03/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged
Appraisal Desk Review Fee increased from LE $150 to CD $220.

 The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2017-06-16: Appraisal Review Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

Verified credit history - 786/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1998.; Verified reserves - Post closing reserves of $396,329.10, 81 months of PITI reserves. 9 months of PITI reserves required.

8/9/2017 - Exception is cured with the attached re-disclosure, accopanying letter of explanation with refund check, and courier tracking receipt to evidence delivery to borrower was completed within 60 days of consummation. TRID 0195 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300548469	325045	08/03/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	08/07/2017
Verified credit history - 786/784 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1998.; Verified reserves - Post closing reserves of $396,329.10, 81 months of PITI reserves. 9 months of PITI reserves required.
											8/3/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300657606	354025	11/16/2017	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	2	Acknowledged	Intent to Proceed Date is outside of 10 general business days from the initial LE date.
Verified credit history - Oldest tradeline 2/1993, Middle credit score 783 with no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.46% CLTV is below the program maximum of 80%.
											11/20/2017 - Exception is overridden to EV2 - Pre-disclosure fee restriction. Confirmed CD does not disclose any fees paid outside of closing. TRID 0191 Exception Overridden to EV2;	Approved	B	B	B	B	B
300657606	354049	11/16/2017	Credit	Missing Employment doc (VVOE)	CRED 0006	2	Acknowledged
1) Missing verification of current self-employment. Standard WVOE is not acceptable for a self-employed borrower.;

 2) Missing verification of prior self-employment to complete 24 months employment verification as required per Appendix Q.

Verified credit history - Oldest tradeline 2/1993, Middle credit score 783 with no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.46% CLTV is below the program maximum of 80%.

12/19/2017 - Exception is overridden to EV2 with the attached post-consummation dated secretary of state search for borrowers prior self-employment business, which is in support of two years tax returns provided in the loan file and stale-dated Articles of Incorporation provided via stip presentment 12/1. Part 1 of the exception removed 11/28 due to employer confirmation of ownership < 25%. CRED 0006 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300657606	354050	11/16/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	Missing YTD P&L and Balance Sheet for self-employment business as required per Appendix Q.	12/20/2017
Verified credit history - Oldest tradeline 2/1993, Middle credit score 783 with no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.46% CLTV is below the program maximum of 80%.

11/28/2017 - Attached post-consummation dated email correspondence from the borrowers employer confirms ownership of 15%, which is in support of the executed Share Holder Agreement in file. Ownership < 25%, thus YTD financials and self-employment verification not required. QMATR 0010 Exception Cleared;
												Approved	A	A	A	A	A
300657606	354054	11/16/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	Missing 4506T form and 2015/2016 IRS Transcripts for self-employment business as required per lender guide.
Verified credit history - Oldest tradeline 2/1993, Middle credit score 783 with no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.46% CLTV is below the program maximum of 80%.

12/15/2017 - Exception is overridden to EV2 with the attached post-consummation dated 2016 Tax Transcript for the self-employment 1120S business. 2015 IRS Transcript for the 1120S business was provided via stip presentment 12/7. Post-consummation dated 4506T form the the self-employment business was provided via stip presentment on 12/13. two years tax returns provided in file. Business sold, thus self-employment income not considered. CRED 0087 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300657606	354060	11/16/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed	Missing complete 24 housing rating. Current mortgage rated 14 months. Prior mortgage rated for 8 months.	11/29/2017
Verified credit history - Oldest tradeline 2/1993, Middle credit score 783 with no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.46% CLTV is below the program maximum of 80%.

11/22/2017 - Exception is cleared with the attached payment history and signed lease agreement for prior residence to complete confirmation of 24 months satisfactory housing rating. CRED 0001 Exception Cleared;
												Approved	A	A	A	A	A
300669988	357310	11/29/2017	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged	Missing VOR for B2s prior residences to complete 24 month rental verification.
Verified credit history - Oldest tradeline 3/2001, Middle credit scores 784 / 759 with the no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low DTI - DTI 25.82% is below the program maximum of 43%.; Verified reserves - Post closing reserves $308,239.83 (63 months PITIA). 9 months reserves required. All reserve requirements satisfied.

1/8/2018 - Exception is overridden to EV2 with the attached post-consummation dated credit report supplement that confirms complete 24 months satisfactory housing payment history. CRED 0001 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300669988	357314	11/29/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed
B2s asset statement reflects monthly ACH Debits labeled "rent". Rent does not match to departing residence. Missing borrower signed letter of explanation to satisfactorily address the issue. Supporting documentation may be required.
									01/09/2018
Verified credit history - Oldest tradeline 3/2001, Middle credit scores 784 / 759 with the no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low DTI - DTI 25.82% is below the program maximum of 43%.; Verified reserves - Post closing reserves $308,239.83 (63 months PITIA). 9 months reserves required. All reserve requirements satisfied.

1/8/2018 - Exception is cleared with the attached signed processor cert and supplemental credit report (REF CRED 0001) that confirms lease is closed and that the rental payments remitted by borrower included utility payments. CRED 0104 Exception Cleared;
												Approved	A	A	A	A	A
300669988	358658	12/04/2017	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed	Property taxes on the new improved value must be confirmed and documented.	01/09/2018
Verified credit history - Oldest tradeline 3/2001, Middle credit scores 784 / 759 with the no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low DTI - DTI 25.82% is below the program maximum of 43%.; Verified reserves - Post closing reserves $308,239.83 (63 months PITIA). 9 months reserves required. All reserve requirements satisfied.
											1/8/2018 - Exception is cleared with the attached corrected 1008 and mill rate sheet. CRED 0103 Exception Cleared;	Approved	A	A	A	A	A
300669988	369590	01/09/2018	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (4670.38), while the Calculated Projected Payments Table has a value of (4869.79).

Verified credit history - Oldest tradeline 3/2001, Middle credit scores 784 / 759 with the no delinquencies reported in the past 24 months. Minimum credit score required 700.; Low DTI - DTI 25.82% is below the program maximum of 43%.; Verified reserves - Post closing reserves $308,239.83 (63 months PITIA). 9 months reserves required. All reserve requirements satisfied.

1/22/2018 - Exception is cured with post-close re-disclosure with accompanying letter of explanation (Stip 1/19) and the attached shipping label. Performed shipment tracking via 3rd party shipping carriers website that confirms delivery to borrowers within 60 days of discovery under 130(b). Included is a copy of the settlement agents final master statement to support the changes reflected on the post-close corrective CD. TRID 0092 Exception Overridden to  EV2;
												Approved	B	B	B	B	B
300702409	358883	12/05/2017	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing Seller CD.	12/12/2017
Verified credit history - Oldest tradeline 5/1973, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 80%.
											12/8/2017 - Exception is cleared with the attached copy of the sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300702409	358898	12/05/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	12/12/2017
Verified credit history - Oldest tradeline 5/1973, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 80%.
											12/11/2017 - Exception is cleared with the attached Closing Protection Letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300702409	358901	12/05/2017	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal Report flood zone designation does not match to the Flood Cert flood zone designation. Discrepancy to be addressed.	12/15/2017
Verified credit history - Oldest tradeline 5/1973, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 80%.
											12/13/2017 - Exception is cleared with the attached corrected appraisal report. Appraisal flood zone corrected to match the flood cert in file. APPR 0002 Exception Cleared;	Approved	A	A	A	A	A
300702409	358935	12/05/2017	Credit	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed	1) Missing Social Security Award Letter as required per Appendix Q. 2) Missing evidence of current receipt of the IRA Distributions. IRA distribution income was considered in qualifying.	01/05/2018
Verified credit history - Oldest tradeline 5/1973, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 80%.

1/5/2018 - Exception re-reviewed and cleared. 2016 1040 documents proof of receipt of IRA Distribution income. Loan file contains IRA Distribution Approval Form to evidence that the distributions to support qualifying income has been requested. Asset statements support three years continuance of qualifying income. Part 1 of the exception was previously cleared 12/18 upon receipt of the social security award letter. QMATR 0010 Exception Cleared.
												Approved	A	A	A	A	A
300702409	358942	12/05/2017	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing final settlement statement or Seller CD to evidence the sale of prior residence. Funds required to satisfy cash to close requirement.	12/15/2017
Verified credit history - Oldest tradeline 5/1973, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 80%.

12/12/2017 - Exception is cleared with the final settlement statement that was provided via stip presentment on 12/8. Seller statement with asset statement in file satisfactorily documents the sale and receipt of sale proceeds for prior residence. HUD 0011 Exception Cleared;
												Approved	A	A	A	A	A
300702409	358950	12/05/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure.	TRID 0120	1	Closed
Missing Change of Circumstance for interim.

 The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($0.55) has decreased below the amount disclosed on the Loan Estimate sent on 2017-11-07, ($818.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
									12/15/2017
Verified credit history - Oldest tradeline 5/1973, Middle credit score 795 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 65% CLTV is below the program maximum of 80%.
											12/12/2017 - Exception is cleared with the attached documented change of circumstance for re-disclosed LE. TRID 0120 Exception Cleared;	Approved	A	A	A	A	A
300664931	361618	12/13/2017	Credit	Borrowers from Data Tape do not match Borrowers on the Note	NOTE 0057	1	Closed	Address on tape is listed on borrowers credit report as current address. No explanation provided for address discrepancy.	01/09/2018	Low LTV/CLTV/HCLTV - 63.76% LTV/CLTV. 80% maximum allowed per guidelines. ; None - No other significant compensating factors.
1/9/2018 - Exception is cleared with the attached updated correct report. Processor cert satisfactorily addressing the issue was previously provided via stip presentment on 1/3. NOTE 0057 Exception Cleared;
												Approved	A	A	A	A	A
300664931	361657	12/13/2017	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	1	Closed	Right of Recession is on H-8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Subject is Cash Out with increased mortgage amount.	02/07/2018	Low LTV/CLTV/HCLTV - 63.76% LTV/CLTV. 80% maximum allowed per guidelines. ; None - No other significant compensating factors.	2/6/2018 - Exception is cleared with the attached borrower signed H-9 Notice of Right to Cancel. ROR expiration date has passed with no evidence transaction was rescinded. ROR 0011 Exception Cleared;	Approved	A	A	A	A	A
300664931	361683	12/13/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the last disclosed Closing Disclosure.	TRID 0120	1	Closed
The sum of non-specific (lump sum) lender credits and specific lender credits disclosed on the last Closing Disclosure ($988.88) has decreased below the amount disclosed on the Loan Estimate sent on 2017-10-26, ($1,315.00). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).
									12/20/2017	Low LTV/CLTV/HCLTV - 63.76% LTV/CLTV. 80% maximum allowed per guidelines. ; None - No other significant compensating factors.	12/19/2017 - Exception is cleared with the attached Change of Circumstance for the final CD. Rate lock was extended resulting in a lender credit reduction. TRID 0120 Exception Cleared;	Approved	A	A	A	A	A
300664931	361706	12/13/2017	Credit	Insufficient verified reserves	CRED 0100	1	Closed
No asset verification provided in file. 9 months of PITI reserves required per guidelines. No assets listed on final 1003, however Underwriter notes in file indicate 401k assets were used for reserves. No months of reserves verified in the file.
									12/26/2017	Low LTV/CLTV/HCLTV - 63.76% LTV/CLTV. 80% maximum allowed per guidelines. ; None - No other significant compensating factors.	Lender provided terms of withdrawal from retirement plan account. CRED 0100 Exception Cleared.	Approved	A	A	A	A	A
300665782	360917	12/12/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,775,000 is supported. No post closing CDA provided.	12/18/2017
Income verified was not used in qualifying -  VOE confirmed commission income. No commission income used in qualifying. ; Verified reserves - Post closing reserves of 37.27 months of verified PITI reserves remain when 12 months is required.

12/13/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $1,775,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300665782	360918	12/12/2017	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	California Property. Missing Closing Protection Letter issued by title insurer.	12/18/2017
Income verified was not used in qualifying -  VOE confirmed commission income. No commission income used in qualifying. ; Verified reserves - Post closing reserves of 37.27 months of verified PITI reserves remain when 12 months is required.
											12/13/2017 - Exception is cleared with the attached CPL. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300665782	360930	12/12/2017	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged
Missing valid Change of Circumstance dated within 3 days prior to LE dated 11/17/2017 reflecting addition of RESPA Charge of $1637 and increase in appraisal fee from $750 to $800. The amounts disclosed on the last CD for the following fee(s) have increased above the amount disclosed on the LE sent on 2017-10-27: Appraisal Fee, RESPA - Your Charge/Credit (Points). Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

Income verified was not used in qualifying -  VOE confirmed commission income. No commission income used in qualifying. ; Verified reserves - Post closing reserves of 37.27 months of verified PITI reserves remain when 12 months is required.
											12/22/17 - Received evidence of confirmed delivery. TRID 0195 Exception Overridden to EV2 level.	Approved	B	B	B	B	B
300651509	348912	10/31/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	Final CD does not disclose the seller paid real estate commission.
Verified credit history - Oldest tradeline 10/1978, Middle credit score 814 with no history of delinquency reported. Minimum credit score required 680.; Verified housing payment history - Credit report reflects 64 months satisfactory mortgage rating on departing residence.; Verified employment history - WVOE confirms the borrowers employment with present employer

11/10/2017 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, with courier tracking slip to evidence delivery to borrower. Performed shipment tracking via 3rd party shipping carriers website that confirmed delivery to borrower was completed within 60 days of consummation. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300651509	348943	10/31/2017	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Lender information is listed both in the lender and mortgage broker columns in the contact information section disclosed on the final CD.
Verified credit history - Oldest tradeline 10/1978, Middle credit score 814 with no history of delinquency reported. Minimum credit score required 680.; Verified housing payment history - Credit report reflects 64 months satisfactory mortgage rating on departing residence.; Verified employment history - WVOE confirms the borrowers employment with present employer
											11/7/2017 - Lender information duplicated in the mortgage broker columns is not material. TRID 0141 Exception Overridden to EV2.	Approved	B	B	B	B	B
300651509	348955	10/31/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $582,000 is supported. No post closing CDA provided.	11/03/2017
Verified credit history - Oldest tradeline 10/1978, Middle credit score 814 with no history of delinquency reported. Minimum credit score required 680.; Verified housing payment history - Credit report reflects 64 months satisfactory mortgage rating on departing residence.; Verified employment history - WVOE confirms the borrowers employment with present employer

11/3/2017 - Received 3rd Party Desk Review (trailing docs) that reflects original appraisal value of $582,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
												Approved	A	A	A	A	A
300651509	348978	10/31/2017	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing documentation to evidence funds sourced from employer are not borrowed.	11/09/2017
Verified credit history - Oldest tradeline 10/1978, Middle credit score 814 with no history of delinquency reported. Minimum credit score required 680.; Verified housing payment history - Credit report reflects 64 months satisfactory mortgage rating on departing residence.; Verified employment history - WVOE confirms the borrowers employment with present employer
											11/7/2017 - Exception is cleared. Paystub in file satisfactorily sources the large deposit. CRED 0083 Exception Cleared;	Approved	A	A	A	A	A
300651509	348979	10/31/2017	Compliance	Estimated Total Minimum/Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	2	Acknowledged
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (3533.06), while the Calculated Projected Payments Table has a value of (3625.41).

Verified credit history - Oldest tradeline 10/1978, Middle credit score 814 with no history of delinquency reported. Minimum credit score required 680.; Verified housing payment history - Credit report reflects 64 months satisfactory mortgage rating on departing residence.; Verified employment history - WVOE confirms the borrowers employment with present employer

11/16/2017 - Attached email correspondence from the insurer confirms that the hazard insurance premium disclosed is correct. Exception is cured with the re-disclosure, accompanying letter of explanation, and shipment tracking slip to evidence delivery to borrower was completed within 60 days of consummation (TRID 0196 Stip 11/10). TRID 0092 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300669778	359596	12/07/2017	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged
No Real Estate Commission stated on Final Closing Disclosure, Sellers Section. Seller Closing Disclosure disclosed commissions to buyers broker. Closing Disclosure reflects buyer realtors were parties to the transaction.

Verified housing payment history - 146 months of prior mortgage history reviewed on credit report. All payments reporting paid 0x30. ; Low DTI - 17.36% DTI on fully documented file. Maximum DTI of 43% allowed per program guidelines.; Verified credit history - 782/765 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 8/2003.

12/11/2017 - Exception is overridden to EV2 with the attached re-disclosure, accompanying letter of explanation, with shipment tracking label to evidence delivery to borrower was completed within 60 days of consummation. Performed shipment tracking via 3rd party shipping carrier website to confirm delivery was completed within 60 days of consummation. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300669778	359611	12/07/2017	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $638,000 is supported. No post closing CDA provided.	12/14/2017
Verified housing payment history - 146 months of prior mortgage history reviewed on credit report. All payments reporting paid 0x30. ; Low DTI - 17.36% DTI on fully documented file. Maximum DTI of 43% allowed per program guidelines.; Verified credit history - 782/765 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 8/2003.

12/13/2017 - Received 3rd Party Desk Review that reflects original appraisal value of $638,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
												Approved	A	A	A	A	A
300669778	359670	12/07/2017	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing inquiry letter for recent inquiries on the credit report. Four of the inquiries are related to subject transaction. Missing explanation for three transactions not connected with subject transaction or they predate the application date.
									12/14/2017
Verified housing payment history - 146 months of prior mortgage history reviewed on credit report. All payments reporting paid 0x30. ; Low DTI - 17.36% DTI on fully documented file. Maximum DTI of 43% allowed per program guidelines.; Verified credit history - 782/765 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 8/2003.

12/11/2017 - Exception is cleared with the attached processor cert that confirms all inquiries were pulled for subject transaction except for one, which was pulled by a utility service. CRED 0093 Exception Cleared;
												Approved	A	A	A	A	A
300669778	359724	12/07/2017	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Page 2 of initial Closing Disclosure reflects fee amounts which are blacked out/obscured and not fully legible. Provide copy of fully legible Closing Disclosure.	12/14/2017
Verified housing payment history - 146 months of prior mortgage history reviewed on credit report. All payments reporting paid 0x30. ; Low DTI - 17.36% DTI on fully documented file. Maximum DTI of 43% allowed per program guidelines.; Verified credit history - 782/765 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 8/2003.
											12/11/2017 - Exception is cleared with the attached legible copy of the initial CD. TRID 0148 Exception Cleared;	Approved	A	A	A	A	A
300669778	361901	12/14/2017	Compliance	NMLS IDs do not match	NMLS 0011	2	Acknowledged	CD (TRID 0196 Stip 12/11) duplicated lender contact information in the broker column.
Verified housing payment history - 146 months of prior mortgage history reviewed on credit report. All payments reporting paid 0x30. ; Low DTI - 17.36% DTI on fully documented file. Maximum DTI of 43% allowed per program guidelines.; Verified credit history - 782/765 qualifying credit scores. 680 minimum score required. No derogatory credit. Credit file dates back to 8/2003.
											12/14/2017 - Exception is overridden to EV2. Duplication of lenders contact information in the broker column is considered immaterial. NMLS 0011 Exception Overridden to EV2;	Approved	B	B	B	B	B
300669979	359782	12/08/2017	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing is the final CD signed at closing. Compliance testing incomplete pending final disclosure.	12/14/2017	Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating; Low LTV/CLTV/HCLTV - 55% CLTV is below the program maximum of 80%.	12/11/2017 - Exception is cleared with the attached borrower signed final CD. HUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300669979	359826	12/08/2017	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing B1 and B2 accepted eDisclosures.	12/13/2017	Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating; Low LTV/CLTV/HCLTV - 55% CLTV is below the program maximum of 80%.	12/11/2017 - Exception is cleared with the attached borrower signed eDisclosures. TRID 0134 Exception Cleared;	Approved	A	A	A	A	A
300669979	359855	12/08/2017	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Dwelling coverage is insufficient to cover the Appraisal Replacement Cost Value OR the lesser Note Amount. Hazard Insurance dec page reflects "125% Extended Replacement Cost - Not Included". Missing the insurers cost estimator to confirm coverage is sufficient.
									12/13/2017	Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating; Low LTV/CLTV/HCLTV - 55% CLTV is below the program maximum of 80%.
12/11/2017 - Exception is cleared with the attached insurers cost estimator that confirms coverage is sufficient to cover the replacement cost. Property is located in CA where the insurer determines coverage requirements. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300669979	359886	12/08/2017	Credit	Missing Letter of Explanation	CRED 0104	1	Closed
2015 K1 does not reflect final. Per borrower letter of explanation the company was sold in 2015. Settlement Statement provided to support is for a property and does not evidence the sale of the business. No 2016 K1 provided, however, it is still listed on the 1040. Missing is CPA letter to confirm the businesses inactive status and confirm that there is no additional activity to report.
									12/14/2017	Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating; Low LTV/CLTV/HCLTV - 55% CLTV is below the program maximum of 80%.	12/11/2017 - Exception is cleared with the attached Secretary of State search confirming right to transact business has been forfeited. CRED 0104 Exception Cleared;	Approved	A	A	A	A	A
300669979	359901	12/08/2017	Compliance	Last Loan Estimate Sent Method Not In Person and No Received Date	TRID 0023	1	Closed
A revised Loan Estimate was provided on (2017-11-16) via (U.S. Mail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (2017-11-21). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (2017-11-20), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (2017-11-16). (12 CFR 1026.19(e)(4)(ii))
									12/14/2017	Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating; Low LTV/CLTV/HCLTV - 55% CLTV is below the program maximum of 80%.	12/11/2017 - Exception is cleared with the attached copy of the latest issued LE with borrowers esignatures dated on the issuance date. TRID 0023 Exception Cleared;	Approved	A	A	A	A	A
300719344	373949	01/22/2018	Compliance	Intent to Proceed Date is outside of 10 general business days from Initial Loan Estimate	TRID 0191	1	Closed	Intent to Proceed was not provided by borrower within 10 business days of Initial Loan Estimate.	01/24/2018
Verified reserves - Post closing reserves of $300,477.67, 89.11 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 26.96% DTI on fully documented file. 43% maximum DTI allowed.
											1/24/2018 - Exception is cleared with the attached intent to proceed form that corresponds with the initial LE. TRID 0191 Exception Cleared;	Approved	A	A	A	A	A
300719344	374001	01/22/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	1	Closed
The total amount of Closing Disclosure 10% Category fees ($560.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2017-12-04, ($398.00). The total amount of fees in this category cannot exceed ($437.80) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).
									01/29/2018
Verified reserves - Post closing reserves of $300,477.67, 89.11 months of verified PITI reserves. 12 months of PITI reserves required. ; Low DTI - 26.96% DTI on fully documented file. 43% maximum DTI allowed.

1/24/2018 - "Fees were corrected to final disclosed fee per title company requirements. Title company utilized was not on the SSP and therefore is not subject to the 10% due to the borrower shopping for the title company. This finding should be able to be removed?" ** Agree. Borrower Shopped / Chosen Section C Reconveyance Fee can be excluded. TRID 0124 Exception Cleared;
												Approved	A	A	A	A	A
300719382	374387	01/23/2018	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not disclose seller paid commissions.
Low DTI - 28.88% DTI < Program Max 43%; Verified employment history - VOE confirms Borrowers employment; Verified reserves - Post closing reserves $74,477.21 (20 months PITI). 12 months reserves required.

1/26/2018 - Exception is cured with post-close corrective CD with accompanying letter or explanation (Stip 1/25) and the attached delivery confirmation. Curative action completed within 60 days of consummation. TRID 0196 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300719382	374431	01/23/2018	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	Lender information disclosed in the contact information section is duplicated in the broker column.
Low DTI - 28.88% DTI < Program Max 43%; Verified employment history - VOE confirms Borrowers employment; Verified reserves - Post closing reserves $74,477.21 (20 months PITI). 12 months reserves required.

1/25/2018 - Exception is overridden to EV2. Lenders information being disclosed in both the lender and broker columns of the CD Contact Information section is not considered material for the retail transaction. TRID 0141 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300719382	374555	01/24/2018	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged	Borrower does not meet the minimum tradeline requirements. No open installment or mortgage debt.
Low DTI - 28.88% DTI < Program Max 43%; Verified employment history - VOE confirms Borrowers employment; Verified reserves - Post closing reserves $74,477.21 (20 months PITI). 12 months reserves required.
											1/25/2018 - Exception is overridden to EV2. Loan file contains approval from the investors exception desk for minimum tradeline requirements not being met. GIDE 0001 Exception Overridden to EV2;	Approved	B	B	B	B	B
300719382	374569	01/24/2018	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed	Property Insurance Binder dwelling coverage is insufficient to cover the reconstruction cost per insurer.	01/26/2018
Low DTI - 28.88% DTI < Program Max 43%; Verified employment history - VOE confirms Borrowers employment; Verified reserves - Post closing reserves $74,477.21 (20 months PITI). 12 months reserves required.

1/26/2018 - Exception is cleared with the attached Homeowners Policy for subject property that confirms increased dwelling coverage of 25%. Increased dwelling coverage is sufficient to cover the insurers reconstruction cost. HAZ 0004 Exception Cleared;
												Approved	A	A	A	A	A
300736218	393064	03/29/2018	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Low DTI - Review DTI of 21.10% on fully documented file. Maximum DTI of 43% allowed. ; Verified credit history - Qualifying credit scores of 789/792 per credit report. 700 minimum score required. No derogatory credit. Credit file dates back to 2/2001.

4/2/2018 - Requires clear and conspicuous standards and varies by circuit court, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used; however, a majority of the circuit courts have found that the form H8 is sufficient. Property in state of Wisconsin.  ROR 0011 Overridden to EV2;
												Approved	B	B	B	B	B
300646586	350893	11/08/2017	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	1) Missing B2s 2015/2016 W2s 2) B2s 2015 1040 is not signed	12/04/2017
Verified credit history - Oldest tradeline 8/1989, Middle credit scores 812/779 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $59,784.01 (20 mos PITIA). 12 months reserves required.
											11/30/2017 - Exception is cleared with the attached 2015/2016 W2s and executed 2015 1040 signature page for B2. CRED 0087 Exception Cleared;	Approved	A	A	A	A	A
300646586	350911	11/08/2017	Credit	Undisclosed or Excluded Debt	CRED 0086	2	Acknowledged	Lease payment for B2 secondary residence not considered in qualifying. VOR not provided.
Verified credit history - Oldest tradeline 8/1989, Middle credit scores 812/779 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $59,784.01 (20 mos PITIA). 12 months reserves required.

3/9/2018 - Exception is overridden to EV2 with the attached borrower signed newly drafted 1003 / Application to match the corrected 1008 previously provided via stip presentment on 2/7. Pre-consummation dated lease agreement documents the liability (Stip 2/7). Post-consummation credit supplement confirms both 13 month satisfactory landlord rating and that the rental liability has not increased (Stip 2/7). DTI remains under 43% with rental liability considered. CRED 0086 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300646586	350918	11/08/2017	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing B1 lease payment covering  2/2017. Cancelled check dated 2/1 memo states March Payment. VOR rental amount does not match to cancelled checks. No lease agreement provided. Discrepancy to be addressed.
									02/08/2018
Verified credit history - Oldest tradeline 8/1989, Middle credit scores 812/779 with no history of delinquency reported. Minimum credit score required 720.; Verified reserves - Post closing reserves $59,784.01 (20 mos PITIA). 12 months reserves required.

2/7/2018 - Exception is cleared with the attached credit supplement that confirms 13 months satisfacotry rental rating for prior residence. Rental amount matches to the cancelled checks provided. 24 months satisfactory rental rating confirmed with departing residence. The rental start dates do no match to the 1003 time at residence, which is considered immaterial since most recent 24 months rental rating was verified. CRED 0001 Exception Cleared;
												Approved	A	A	A	A	A
300712725	373415	01/19/2018	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing final 1008. Also missing is the documented loan approval date.	01/26/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											1/26/2018 - Exception is cleared with the attached 1008 with accompanying screen print from the lenders LOS that documents the loan approval date. APRV 0001 Exception Cleared;	Approved	A	A	A	A	A
300712725	374248	01/23/2018	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	Final CD seller paid real estate commissions do not match to the seller CD.
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.

2/26/2018 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, with evidence of trackable delivery completed within 60 days of consummation. TRID 0148 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300712725	374252	01/23/2018	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing complete copy of the signed purchase agreement. Only pg 1 of 2 of the Counteroffer provided.	03/07/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											3/7/2018 - Exception is cleared with the attached pg 2 of 2 pf the Counteroffer provided via stip presentment 2/27. HUD 0014 Exception Cleared;	Approved	A	A	A	A	A
300712725	374254	01/23/2018	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
									01/29/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											1/29/2018 - Exception is cleared with the attached closing instructions that documents lenders intent to record. DEED 0049 Exception Cleared;	Approved	A	A	A	A	A
300712725	374269	01/23/2018	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter	01/26/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											1/26/2018 - Exception is cleared with the attached closing protection letter. TITL 0005 Exception Cleared;	Approved	A	A	A	A	A
300712725	374278	01/23/2018	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	1	Closed	Missing Flood Cert, thus unable to confirm flood zone designation.	01/26/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											1/26/2018 - Exception is cleared with the attached flood cert. Subject is not located in a Special Flood Hazard Area. FINS 0004 Exception Cleared;	Approved	A	A	A	A	A
300712725	374287	01/23/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed. No fraud report provided in file.	01/29/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											1/29/2018 - Exception is cleared with the attached fraud report with all variances cleared by lender. CRED 0089 Exception Cleared;	Approved	A	A	A	A	A
300712725	374300	01/23/2018	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged
1) Missing complete copies of the 2015/2016 1040s.

 2) 2015/2016 IRS Transcripts were obtained from borrowers. Per lender guide, Tax Return Transcripts must be obtained directly from a tax transcript vendor or the IRS.

Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.

Client: 2/12/2018 - Received investors acknowledgment of the exception to lender guide for tax transcripts being obtained directly from the borrower. IRS rejection notice with 2015/2016 1040s previously provided via stip presentment on 1/29. CRED 0087 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300712725	374315	01/23/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	2	Acknowledged
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2017-12-11: Recording Service Fee $10. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.

2/26/2018 - Exception is cured with the attached re-disclosure, accompanying letter of explanation, with evidence of trackable delivery completed within 60 days of consummation. Evidence of refund previously provided on 2/7. TRID 0195 Exception Overridden to EV2;
												Approved	B	B	B	B	B
300712725	374316	01/23/2018	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
									02/26/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											1/26/2018 - Exception is cleared with the attached screen print from the lenders LOS that documents the intent to proceed date. TRID 0047 Exception Cleared;	Approved	A	A	A	A	A
300712725	374317	01/23/2018	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
Loan file only contains CD signed at closing. Missing initial and interim CDs.

 The Initial Closing Disclosure Received Date of (2018-01-09) is not three business days before the consummation date of (2018-01-09). Three business days before the consummation date is (20180105). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									02/26/2018
Verified housing payment history - Credit report confirms 84 months satisfactory mortgage rating on prior residence.; Low DTI - 20.63% DTI < Program Max 40%; Verified credit history - Oldest tradeline 1/1998, Middle credit scores 787/779 with no history of delinquency reported. Minimum credit score required 700.
											1/26/2018 - Exception is cleared with the attached copy of the borrower esigned initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300724597	389008	03/09/2018	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	Missing documented loan approval date.	03/20/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.
											3/15/2018 - Exception is cleared with the attached screen print from the lenders LOS that documents the approval date for subject transaction. APRV 0003 Exception Cleared;	Approved	A	A	A	A	A
300724597	389308	03/12/2018	Compliance	No Real Estate Commission(s) disclosed on final Closing Disclosure for Purchase transaction (12 CFR 1026.38(g)(4))	TRID 0196	2	Acknowledged	CD does not disclose any real estate commissions paid.
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.
											3/19/2018 - Received evidence of confirmed trackable delivery to the borrower. TRID 0196 Exception Overridden to EV2 level due to corrective CD.	Approved	B	B	B	B	B
300724597	389345	03/12/2018	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	CDs marked final do not reflect an issue date and are incomplete.	03/21/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.

3/21/2018 - Exception is cleared with the attached lender signed attestation that confirms the incomplete disclosures provided in file were prepared by the settlement agent to balance fees. Lender attests that the incomplete disclosures were not delivered to borrower. TRID 0148 Exception Cleared;
												Approved	A	A	A	A	A
300724597	389346	03/12/2018	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Missing CD signed at closing provided.	03/16/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.
											3/15/2018 - Exception is cleared with the attached CD that was and dated at closing. HUD 0001 Exception Cleared;	Approved	A	A	A	A	A
300724597	389347	03/12/2018	Compliance	Missing evidence of the Seller Closing Disclosure	TRID 0193	1	Closed	Missing seller CD.	03/16/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.
											3/16/2018 - Exception is cleared with the attached copy of the sellers CD. TRID 0193 Exception Cleared;	Approved	A	A	A	A	A
300724597	389356	03/12/2018	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Parcel Number listed on the tax report does not match to the DOT / Appraisal Report.	03/16/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.

3/15/2018 - Exception is cleared with the attached tax report from the title company that confirms both parcel numbers belong to the subject property (master plot before platting and the new assigned number). APN listed on the DOT and Appraisal is the new assigned parcel number. COLL 0002 Exception Cleared;
												Approved	A	A	A	A	A
300724597	389370	03/12/2018	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing documentation used to address the potential property ownership issue.	03/16/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.

3/15/2018 - Exception is cleared with the attached property search that confirms B1 does not have ownership of the property listed in the potential ownership fraud variance. CRED 0089 Exception Cleared;
												Approved	A	A	A	A	A
300724597	389372	03/12/2018	Credit	Missing Second Lien Note	NOTE 0005	1	Closed	Missing simultaneous second lien Note and the subordination agreement.	03/16/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.
											3/15/2018 - Exception is cleared with the attached copy of the executed Note for simultaneous second lien held with same lender. NOTE 0005 Exception Cleared;	Approved	A	A	A	A	A
300724597	389661	03/13/2018	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy for the newly constructed subject property.	03/19/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.
											3/19/2018 - Received executed and dated COO for subject property. PROP 0012 Exception Cleared.	Approved	A	A	A	A	A
300724597	390577	03/16/2018	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Missing approving underwriters name. 1008 does not list underwriters name.	03/20/2018
Verified credit history - Oldest tradeline 7/2003, Middle credit scores 780 / 802 with no history of delinquency reported. Minimum credit score required 720.; Verified housing payment history - Credit report confirms 45 months satisfactory mortgage rating on prior residence.; Low DTI - Approved DTI 22.947% is below the program maximum of 43%.; Verified employment history - WVOE confirm B2s employment.
											3/20/2018 - Exception is cleared with the attached 1008 that lists the approving underwriters name. APRV 0010 Exception Cleared;	Approved	A	A	A	A	A
300746084	393347	04/01/2018	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	1	Closed
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on 2018-02-14: RESPA - Your Charge/Credit (Points). Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).
									04/06/2018
Verified credit history - 784/771 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/2005. ; Low DTI - Review DTI of 26.58% on fully documented file. 43% maximum DTI allowed per guidelines. ; Low LTV/CLTV/HCLTV - 67.39% LTV/CLTV. Maximum of 75% allowed per guidelines. ; Income verified was not used in qualifying - Additional documented income from 2nd job held by B2 was not used by lender to qualify.
											4/4/2018 - Exception is cleared with the attached interim LE and accompanying change of circumstance. TRID 0195 Exception Cleared;	Approved	A	A	A	A	A
300746084	393349	04/01/2018	Compliance	Initial CD Received Date is < 3 business days prior to Consummation Date	TRID 0008	1	Closed
The Initial Closing Disclosure Received Date of (2018-03-20) is not three business days before the consummation date of (2018-03-20). Three business days before the consummation date is (20180316). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))
									04/06/2018
Verified credit history - 784/771 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/2005. ; Low DTI - Review DTI of 26.58% on fully documented file. 43% maximum DTI allowed per guidelines. ; Low LTV/CLTV/HCLTV - 67.39% LTV/CLTV. Maximum of 75% allowed per guidelines. ; Income verified was not used in qualifying - Additional documented income from 2nd job held by B2 was not used by lender to qualify.
											4/4/2018 - Exception is cleared with the attached esigned initial CD. TRID 0008 Exception Cleared;	Approved	A	A	A	A	A
300746084	393350	04/01/2018	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Missing redisclosed Loan Estimate dates within 3 days of Rate Lock event.	04/06/2018
Verified credit history - 784/771 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/2005. ; Low DTI - Review DTI of 26.58% on fully documented file. 43% maximum DTI allowed per guidelines. ; Low LTV/CLTV/HCLTV - 67.39% LTV/CLTV. Maximum of 75% allowed per guidelines. ; Income verified was not used in qualifying - Additional documented income from 2nd job held by B2 was not used by lender to qualify.
											4/4/2018 - Exception is cleared with the attached interim LE issued on the rate lock date. TRID 0159 Exception Cleared;	Approved	A	A	A	A	A
300746084	393351	04/01/2018	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	TRID 0161	1	Closed	Missing interim LE	04/06/2018
Verified credit history - 784/771 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/2005. ; Low DTI - Review DTI of 26.58% on fully documented file. 43% maximum DTI allowed per guidelines. ; Low LTV/CLTV/HCLTV - 67.39% LTV/CLTV. Maximum of 75% allowed per guidelines. ; Income verified was not used in qualifying - Additional documented income from 2nd job held by B2 was not used by lender to qualify.
											4/4/2018 - Exception is cleared with the attached interim LE and accompanying change of circumstance. TRID 0161 Exception Cleared;	Approved	A	A	A	A	A